Inventories	12 Months Ended
Dec. 31, 2023
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Inventories

22.Inventories

As of 31 December 2023, inventories amounting to TL 540,507 which consist of mainly mobile phone and its accessories, tablet, sim-cards, tower construction materials and other electronic products (31 December 2022: TL 494,988).